Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Significant Accounting Policies Tables Abstract
Schedule of Dilutive securities were excluded from the computation of diluted loss per share

The table below shows the number of outstanding stock options and warrants as of June 30, 2020 and June 30, 2019:

	June 30, 2020	June 30, 2019
	Number of Shares	Number of Shares
Stock Options	60,400	58,000
Warrants	1,374,667	124,667
Total	1,435,067	182,667